Introduction and overview of Group's risk management - Financial instruments by category - Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,189.4	$ 872.7
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	85.4
Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,141.3	843.3
Financial assets at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48.1	29.4
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	147.1	220.9
Trade receivables | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	147.1	220.9
Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51.6	44.4
Other receivables | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51.6	44.4
Deferred consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	89.3
Deferred consideration | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	89.3
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	853.3	578.0
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	853.3	578.0
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48.1	29.4
Derivatives | Financial assets at fair value through profit or loss, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 48.1	$ 29.4